Property and Equipment (including Concession Assets) - (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Accumulated amortization	$ 437.3		$ 437.3		$ 413.3	$ 347.1
Concession assets, net of accumulated amortization	1,942.8		1,942.8		1,916.5	1,855.1
Depreciation and amortization	$ 25.3	$ 22.4	$ 49.9	$ 44.5	$ 91.3	$ 86.8	$ 94.0